Significant Accounting Policies - Reclassifications in Other Comprehensive Income Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	$ (3,622)	$ (3,622)	$ (3,632)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	11,430	(5,589)	3,632
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	3,622	3,622	$ 3,632
Reclassification of prior service cost of defined benefit plan | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives	$ 7,808
Reclassification to interest income | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Loss on derivatives		$ (9,211)